Earnings (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2020
(Loss) Earnings per share attributable to Dragon Victory common stockholders
Schedule of basic and diluted net income per share

	For the year ended March 31,
	2020	2019	2018
Basic (Loss)/Earnings Per Share Numerator

(Loss) Profit for the year attributable to owners of the Company	$(1,416,717)	$(1,056,360)	$193,131

Diluted (Loss)/Earnings Per Share Numerator
(Loss) Profit for the year attributable to owners of the Company	$(1,416,717)	$(1,056,360)	$193,131

Basic (Loss)/Earnings Per Share Denominator
Original shares:	11,421,393	11,421,393	10,000,000
Additions from actual events:
- Issuance of common stock, weighted	-	-	771,058
Basic weighted average shares outstanding	11,421,393	11,421,393	10,771,058

Diluted (Loss)/Earnings Per Share Denominator
Basic weighted average shares outstanding	11,421,393	11,421,393	10,771,058
Dilutive shares: Potential additions from dilutive events:
- None	-	-	-
Diluted Weighted Average Shares Outstanding:	11,421,393	11,421,393	10,771,058

(Loss)/Earnings Per Share
- Basic	$(0.12)	$(0.09)	$0.02
- Diluted	$(0.12)	$(0.09)	$0.02
Weighted Average Shares Outstanding
- Basic	11,421,393	11,421,393	10,771,058
- Diluted	11,421,393	11,421,393	10,771,058